Organization and Principal Activities - Summary of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 441,858		¥ 494,965	¥ 568,192	$ 60,500
Restricted cash	11,300		2,652	10,323	1,549
Accounts receivable, net	1,082		1,557		148
Prepayments and other current assets	35,106		33,914		4,810
Total current assets	489,351		533,088		67,041
Non-current assets:
Property, equipment and leasehold improvement, net	16,491		17,288		2,259
Intangible assets, net	1,176		1,390		161
Total non-current assets	32,089		33,486		4,396
TOTAL ASSETS	521,440		566,574		71,437
Current liabilities:
Accounts payable	39,379		43,184		5,395
Salary and welfare payable	131,186		136,869		17,972
Lease liabilities due within one year	8,240		10,351		1,129
Accrued expenses and other current liabilities	78,491		48,510		10,752
Total current liabilities	302,711		272,625		41,471
Non-current liabilities:
Lease liabilities	4,424		3,936		606
Total non-current liabilities	4,424		3,936		606
TOTAL LIABILITIES	307,135		276,561		$ 42,077
Net revenues	2,031,806	$ 278,356	2,071,772	2,185,266
Net income/(loss)	(80,976)		(134,515)	86,504
Net cash generated from/(used in) operating activities	(26,469)	(3,625)	(117,045)	136,267
Net cash (used in)/generated from investing activities	(11,974)	(1,641)	105,653	(122,783)
Net cash (used in)/generated from financing activities	(2,994)	$ (410)	(71,674)	4,771
Variable Interest Entity Primary Beneficiary
Current assets:
Cash and cash equivalents	187,693		168,694
Restricted cash	1,733
Accounts receivable, net	482		922
Prepayments and other current assets	18,006		19,261
Amount due from the subsidiaries of the Group	¥ 67,916		¥ 36,484
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current assets	¥ 275,830		¥ 225,361
Non-current assets:
Property, equipment and leasehold improvement, net	6,996		10,726
Intangible assets, net	1,049		1,314
Right-of-use assets, net	623		885
Total non-current assets	8,668		12,925
TOTAL ASSETS	284,498		238,286
Current liabilities:
Accounts payable	38,185		40,066
Deferred revenue	29,318		25,389
Salary and welfare payable	104,247		113,320
Taxes payable	5,002		2,784
Lease liabilities due within one year	235		632
Accrued expenses and other current liabilities	70,722		32,352
Amount due to the subsidiaries of the Group	¥ 463,809		¥ 394,482
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Total current liabilities	¥ 711,518		¥ 609,025
Non-current liabilities:
Lease liabilities	385		255
Total non-current liabilities	385		255
TOTAL LIABILITIES	711,903		609,280
Net revenues	2,026,664		2,069,491	2,155,620
Net income/(loss)	(56,416)		(23,554)	106,188
Net cash generated from/(used in) operating activities	(15,009)		(25,170)	147,067
Net cash (used in)/generated from investing activities	(699)		(2,181)	(5,576)
Net cash (used in)/generated from financing activities	36,440		(106,058)	(33,960)
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ 20,732		¥ (133,409)	¥ 107,531